Document and Entity Information	Apr. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2022
Entity Registrant Name	PDS BIOTECHNOLOGY CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37568
Entity Tax Identification Number	26-4231384
Entity Address, Address Line One	25B Vreeland Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
City Area Code	800
Local Phone Number	208-3343
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001472091
Title of 12(b) Security	Common Stock, par value $0.00033 per share
Trading Symbol	PDSB
Security Exchange Name	NASDAQ